Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment BankingCenters	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Number of operating industry segment	1
Number of banking centers	16
Cash reserve requirement	$ 0	$ 0
Investment in FHLB, Impairment Charges	0	0
Loan held for sale maximum period	3 days
Amount of other real state owned	0	25,000
Impairment on goodwill	0	0
Advertising expenses	175,000	190,000	175,000
Stock-based compensation expenses	0	0	0
Income tax recognized related to stock based compensation	0	0	0
Unrecognized compensation cost related to unvested share-based compensation awards outstanding	0
Stock option granted
Number of stock option require to purchase common stock	0	29,760	29,760
Prior Period Reclassification Adjustment Effect	0
Held-to-maturity Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Total Investment portfolio classified as Held-to-maturity	28.00%
Equity Options [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock purchase price		$ 18.00	$ 18.00
U.S. government agency and U.S. agency mortgage-backed securities [Member]
Summary Of Significant Accounting Policies [Line Items]
securities transferred from Available-for-sale to Held-to-maturity	$ 39,000,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	90 days
Buildings [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	20 years
Buildings [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	40 years
Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	3 years
Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	10 years